Employee Benefits - Sensitivity Analysis on Funded Status (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Germany | Interest rate (–50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		€ (455)	€ (525)
Expected increase in plan assets	[1]	415	465
Expected net impact on funded status (de-) increase		(40)	(60)
Germany | Interest rate (+50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		435	500
Expected (decrease) in plan assets	[1]	(415)	(465)
Expected net impact on funded status (de-) increase		20	35
Germany | Credit spread (–50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(455)	(525)
Expected increase in plan assets	[1]	285	305
Expected net impact on funded status (de-) increase		(170)	(220)
Germany | Credit spread (+50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		435	500
Expected (decrease) in plan assets	[1]	(285)	(305)
Expected net impact on funded status (de-) increase		150	195
Germany | Rate of price inflation (-50 bp)
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	140	165
Expected (decrease) in plan assets	[1],[2]	(180)	(260)
Expected net impact on funded status (de-) increase	[2]	(40)	(95)
Germany | Rate of price inflation (+50 bp)
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(250)	(280)
Expected increase in plan assets	[1],[2]	180	260
Expected net impact on funded status (de-) increase	[2]	(70)	(20)
Germany | Rate of real increase in future compensation levels (–50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		20	25
Germany | Rate of real increase in future compensation levels (+50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(20)	(25)
Germany | Longevity improvements by 10%
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[3]	(190)	(205)
Expected increase in plan assets	[3]	0	0
Expected net impact on funded status (de-) increase	[3]	(190)	(205)
U.K. | Interest rate (–50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(165)	(210)
Expected increase in plan assets	[1]	150	225
Expected net impact on funded status (de-) increase		(15)	15
U.K. | Interest rate (+50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		155	195
Expected (decrease) in plan assets	[1]	(140)	(205)
Expected net impact on funded status (de-) increase		15	(10)
U.K. | Credit spread (–50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(165)	(210)
Expected increase in plan assets	[1]	155	220
Expected net impact on funded status (de-) increase		(10)	10
U.K. | Credit spread (+50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		155	195
Expected (decrease) in plan assets	[1]	(145)	(200)
Expected net impact on funded status (de-) increase		10	(5)
U.K. | Rate of price inflation (-50 bp)
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	115	150
Expected (decrease) in plan assets	[1],[2]	(120)	(150)
Expected net impact on funded status (de-) increase	[2]	(5)	0
U.K. | Rate of price inflation (+50 bp)
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(115)	(160)
Expected increase in plan assets	[1],[2]	120	160
Expected net impact on funded status (de-) increase	[2]	5	0
U.K. | Rate of real increase in future compensation levels (–50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		0	5
U.K. | Rate of real increase in future compensation levels (+50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		0	(5)
U.K. | Longevity improvements by 10%
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[3]	(55)	(60)
Expected increase in plan assets	[3]	55	55
Expected net impact on funded status (de-) increase	[3]	0	(5)
U.S. | Interest rate (–50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(25)	(25)
Expected increase in plan assets	[1]	15	20
Expected net impact on funded status (de-) increase		(10)	(5)
U.S. | Interest rate (+50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		25	25
Expected (decrease) in plan assets	[1]	(15)	(20)
Expected net impact on funded status (de-) increase		10	5
U.S. | Credit spread (–50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(50)	(55)
Expected increase in plan assets	[1]	30	35
Expected net impact on funded status (de-) increase		(20)	(20)
U.S. | Credit spread (+50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		45	50
Expected (decrease) in plan assets	[1]	(30)	(35)
Expected net impact on funded status (de-) increase		15	15
U.S. | Rate of price inflation (-50 bp)
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	5	5
Expected (decrease) in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase	[2]	5	5
U.S. | Rate of price inflation (+50 bp)
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(5)	(5)
Expected increase in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase	[2]	(5)	(5)
U.S. | Rate of real increase in future compensation levels (–50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		0	0
U.S. | Rate of real increase in future compensation levels (+50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		0	0
U.S. | Longevity improvements by 10%
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[3]	(20)	(20)
Expected increase in plan assets	[3]	0	0
Expected net impact on funded status (de-) increase	[3]	(20)	(20)
Other | Interest rate (–50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(40)	(45)
Expected increase in plan assets	[1]	15	15
Expected net impact on funded status (de-) increase		(25)	(30)
Other | Interest rate (+50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		40	40
Expected (decrease) in plan assets	[1]	(15)	(15)
Expected net impact on funded status (de-) increase		25	25
Other | Credit spread (–50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(45)	(50)
Expected increase in plan assets	[1]	10	10
Expected net impact on funded status (de-) increase		(35)	(40)
Other | Credit spread (+50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		45	45
Expected (decrease) in plan assets	[1]	(10)	(10)
Expected net impact on funded status (de-) increase		35	35
Other | Rate of price inflation (-50 bp)
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	10	10
Expected (decrease) in plan assets	[1],[2]	(5)	(5)
Expected net impact on funded status (de-) increase	[2]	5	5
Other | Rate of price inflation (+50 bp)
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(10)	(10)
Expected increase in plan assets	[1],[2]	5	5
Expected net impact on funded status (de-) increase	[2]	(5)	(5)
Other | Rate of real increase in future compensation levels (–50 bps):
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		10	10
Other | Rate of real increase in future compensation levels (+50 bps):
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(10)	(10)
Other | Longevity improvements by 10%
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[3]	(10)	(10)
Expected increase in plan assets	[3]	0	0
Expected net impact on funded status (de-) increase	[3]	€ (10)	€ (10)

[1]	Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the U.K., the U.S., Channel Islands, Switzerland and
Belgium which cover over 99% of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation

[2]	Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption
[3]	Estimated to be equivalent to an increase of around 1 year in overall life expectancy